CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year	$ 45,121	$ 61,566
Other comprehensive income
Impact of change in credit spread on convertible notes (Note 10)	(160)	0
Unrealized (loss) gain on investments, net of deferred tax expense (Note 7)	(6,221)	1,141
Other comprehensive (loss) income for the year	(6,381)	1,141
Total comprehensive income for the year	38,740	62,707
Other comprehensive (loss) income attributable to:
Shareholders of the Company	(6,381)	1,141
Non-controlling interests	0	0
Total comprehensive income attributable to:
Shareholders of the Company	22,557	57,993
Non-controlling interests	$ 16,183	$ 4,714